SCHEDULE OF RIGHT OF USE ASSET (Details) - Related Party [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Office lease	$ 66,201	$ 66,201
Less: accumulated amortization	(48,402)	(27,213)
Right-of-use asset, net	$ 17,799	$ 38,988